Concentrations: Schedule of Concentration Risk - Accounts Receivable (Details)	Dec. 31, 2016	Dec. 31, 2015
A
Major Customer - Accounts Receivable	7574.00%	37.30%
B
Major Customer - Accounts Receivable	5.31%	14.01%
C
Major Customer - Accounts Receivable	5.24%	27.49%
D
Major Customer - Accounts Receivable	4.12%	7.18%
E
Major Customer - Accounts Receivable	3.18%	0.00%
F
Major Customer - Accounts Receivable	3.00%	0.00%